Financial Instruments - Summary of 10% Strengthening/Weakening of Foreign Exchange Rate (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit and Loss [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	₺ 38,187	₺ (153,171)
Depreciation of foreign currency	(38,187)	153,171
Profit and Loss [member] | Hedged portion of risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	0
Depreciation of foreign currency	0
USD [member] | Profit and Loss [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	47,527	(106,121)
Depreciation of foreign currency	(47,527)	106,121
USD [member] | Profit and Loss [member] | Net assets and liability [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	47,527	(106,121)
Depreciation of foreign currency	(47,527)	106,121
EUR [member] | Profit and Loss [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(9,050)	(37,775)
Depreciation of foreign currency	9,050	37,775
EUR [member] | Profit and Loss [member] | Net assets and liability [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(9,050)	(37,775)
Depreciation of foreign currency	9,050	37,775
Other foreign currency (RMB) [member] | Profit and Loss [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(290)	(9,275)
Depreciation of foreign currency	290	9,275
Other foreign currency (RMB) [member] | Profit and Loss [member] | Net assets and liability [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(290)	(9,275)
Depreciation of foreign currency	290	9,275
Other foreign currency (RMB) [member] | Profit and Loss [member] | Hedged portion of risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	0
Depreciation of foreign currency	0
Equity investments [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(47,072)	(32,845)
Depreciation of foreign currency	47,072	32,845
Equity investments [member] | USD [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(6,135)	(9,596)
Depreciation of foreign currency	6,135	9,596
Equity investments [member] | USD [member] | Net assets and liability [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	0
Depreciation of foreign currency	0
Equity investments [member] | USD [member] | Hedged portion of risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(6,135)	(9,596)
Depreciation of foreign currency	6,135	9,596
Equity investments [member] | EUR [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(39,558)	(23,613)
Depreciation of foreign currency	39,558	23,613
Equity investments [member] | EUR [member] | Net assets and liability [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	0
Depreciation of foreign currency	0
Equity investments [member] | EUR [member] | Hedged portion of risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(39,558)	(23,613)
Depreciation of foreign currency	39,558	23,613
Equity investments [member] | Other foreign currency (RMB) [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(1,379)	364
Depreciation of foreign currency	1,379	(364)
Equity investments [member] | Other foreign currency (RMB) [member] | Net assets and liability [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	0
Depreciation of foreign currency	0
Equity investments [member] | Other foreign currency (RMB) [member] | Hedged portion of risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(1,379)	364
Depreciation of foreign currency	₺ 1,379	₺ (364)